UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                10/16/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   81
                                        -------------------

Form 13F Information Table Value Total: $ 255,091
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100      7,901     195,570      X                                          195,570
ABERCROMBIE & FITCH        COM       002896207      2,350     119,485      X                                          119,485
ALLIANT TECHSYSTEMS        COM       018804104      8,794     126,994      X                                          126,994
AMBAC                      COM       023139108      2,443      45,325      X                                           45,325
AMERICAN EXPRESS           COM       025816109      4,056     130,085      X                                          130,085
AMETEK                     COM       031100100      5,655     194,200      X                                          194,200
AMGEN                      COM       031162100      4,304     103,216      X                                          103,216
ANHEUSER BUSCH             COM       035229103      7,419     146,630      X                                          146,630
APPLIED MATERIALS          COM       038222105        686      59,398      X                                           59,398
AVON PRODUCTS              COM       054303102      5,702     123,679      X                                          123,679
BANK OF AMERICA            COM       06605F102      1,613      25,284      X                                           25,284
BECTON DICKINSON           COM       075887109      1,829      64,400      X                                           64,400
BED BATH & BEYOND          COM       075896100      1,752      53,790      X                                           53,790
C S G SYSTEMS INTL         COM       126349109      2,049     187,975      X                                          187,975
CATALINA MARKETING         COM       148867104      7,596     270,521      X                                          270,521
CATERPILLAR                COM       149123101        451      12,111      X                                           12,111
CERTEGY INC                COM       156880106        712      35,425      X                                           35,425
CHRISTOPHER & BANKS        COM       171046105        968      38,535      X                                           38,535
CISCO SYSTEMS              COM       17275R102      2,360     225,179      X                                          225,179
CITIGROUP                  COM       172967101        521      17,583      X                                           17,583
CLARCOR INC                COM       179895107        390      12,700      X                                           12,700
COCA COLA                  COM       191216100      6,594     137,499      X                                          137,499
COLGATE PALMOLIVE          COM       194162103      1,602      29,692      X                                           29,692
CRANE                      COM       224399105        377      19,100      X                                           19,100
DELL COMPUTER              COM       247025109      9,963     423,757      X                                          423,757
DELTA AIR LINES            COM       247361108        547      58,875      X                                           58,875
DOLLAR TREE STORES         COM       256747106      2,756     125,036      X                                          125,036
DOVER                      COM       260003108        834      32,850      X                                           32,850
EATON                      COM       278058102      3,635      57,025      X                                           57,025
ECOLAB                     COM       278865100        282       6,750      X                                            6,750
EQUIFAX                    COM       294429105      3,539     162,775      X                                          162,775
ETHAN ALLEN INTERIORS      COM       297602104        291       9,000      X                                            9,000
EXPEDITORS INT'L           COM       302130109      1,816      65,000      X                                           65,000
FANNIE MAE                 COM       313586109      4,987      83,759      X                                           83,759
FORD                       COM       345370100      1,275     130,083      X                                          130,083
FREDDIE MAC                COM       313400301      5,873     105,065      X                                          105,065
GALLAGHER, (ARTHUR, J.)    COM       363576109      3,280     133,075      X                                          133,075
GANNETT                    COM       364730101      4,289      59,420      X                                           59,420
GAP (THE)                  COM       364760108        584      53,850      X                                           53,850
GENERAL DYNAMICS           COM       369550108      3,316      40,775      X                                           40,775
GENERAL MOTORS             COM       370442105      3,855      99,100      X                                           99,100
GRACO INC                  COM       384109104      4,157     167,611      X                                          167,611
GUIDANT CORP               COM       401698105      4,498     139,225      X                                          139,225
I B M                      COM       459200101      4,667      79,928      X                                           79,928
I M S HEALTH               COM       449934108      3,599     240,408      X                                          240,408
INTEL                      COM       458140100      3,138     225,900      X                                          225,900
JOHNSON & JOHNSON          COM       478160104      2,543      47,025      X                                           47,025
KEMET CORPORATION          COM       488360108        990     115,750      X                                          115,750
KIMBERLY-CLARK             COM       494368103      8,337     147,196      X                                          147,196
KING PHARMACEUTICALS INC   COM       495582108        824      45,343      X                                           45,343
LEXMARK INTL GROUP         COM       529771107      1,816      38,640      X                                           38,640
LILLY ELI & CO             COM       532457108      1,142      20,637      X                                           20,637
M B N A                    COM       55262L100      8,694     473,005      X                                          473,005
M G I C                    COM       552848103      4,365     106,900      X                                          106,900
MAYTAG                     COM       578592107      1,588      68,500      X                                           68,500
MC CORMICK                 COM       579780206      1,583      69,425      X                                           69,425
MCGRAW-HILL                COM       580645109      3,193      52,150      X                                           52,150
MERCK                      COM       589331107      5,033     110,102      X                                          110,102
METTLER TOLEDO INTL        COM       592688105      4,246     163,300      X                                          163,300
MICROSOFT                  COM       594918104        281       6,415      X                                            6,415
NATIONAL CITY CORP         COM       635405103      2,830      99,200      X                                           99,200
ORACLE                     COM       68389X105      5,975     760,124      X                                          760,124
P P G INDUSTRIES           COM       693506107      1,661      37,150      X                                           37,150
PATTERSON DENTAL           COM       703412106      7,810     152,596      X                                          152,596
PEPSICO                    COM       713448108        387      10,468      X                                           10,468
PFIZER                     COM       717081103      2,757      94,991      X                                           94,991
PITNEY BOWES               COM       724479100      3,217     105,499      X                                          105,499
PLANTRONICS                COM       727493108      3,656     224,278      X                                          224,278
PROCTER & GAMBLE           COM       742718109      1,644      18,392      X                                           18,392
PROVIDIAN FINANCIAL        COM       74406A102        676     138,050      X                                          138,050
RAYMOND JAMES FINL         COM       754730109      3,201     118,233      X                                          118,233
ROSS STORES                COM       778296103      1,465      41,100      X                                           41,100
S B C COMMUNICATIONS       COM       78387G103        211      10,514      X                                           10,514
S E I C INVESTMENTS        COM       784117103        672      28,125      X                                           28,125
SAFEWAY                    COM       786514208      4,520     202,683      X                                          202,683
SCHERING-PLOUGH            COM       806605101      4,993     234,179      X                                          234,179
SKECHERS USA               COM       830566105      1,894     198,550      X                                          198,550
SUPERIOR INDUSTRIES        COM       868168105      4,638      98,520      X                                           98,520
UNITED TECHNOLOGIES        COM       913017109      3,312      58,626      X                                           58,626
VERIZON COMMUNICATIONS     COM       92343V104      1,217      44,344      X                                           44,344
WATERS                     COM       941848103      4,419     182,219      X                                          182,219